Pursuant to Rule 497(e)

Registration No. 033-6502

SUNAMERICA INCOME FUNDS

SunAmerica Strategic Bond Fund (the “Fund”)

Supplement dated September 22, 2010,

to the Prospectus dated July 29, 2010

Effective immediately, Bryan Petermann no longer serves as a co-portfolio manager of SunAmerica Strategic Bond Fund. Accordingly, all references to Mr. Petermann in the Prospectus are hereby deleted in their entirety. Robert Vanden Assem, CFA, John Yovanovic, CFA, Tim Lindvall, CFA, John Dunlevy, CFA, Rajeev Mittal and Anthony King will continue to serve as portfolio managers for the SunAmerica Strategic Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_IFPRO_7-10

SUNAMERICA INCOME FUNDS

SunAmerica Strategic Bond Fund (the “Fund”)

Supplement dated September 22, 2010, to the

Statement of Additional Information dated July 29, 2010

Effective immediately, Bryan Petermann no longer serves as a co-portfolio manager of SunAmerica Strategic Bond Fund. Accordingly, all references to Mr. Petermann in the Statement of Additional Information are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_IFPRO_7-10